Reinsurance - Schedule of Effects of Reinsurance (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Direct premiums written		$ 237,542	$ 160,999	$ 689,208	$ 529,032	$ 655,255	$ 640,990
Assumed Premiums Written		1,558	(22)	49,037	1,029	112,423	0
Gross Premiums Written		239,100	160,977	738,245	530,061	767,678	640,990
Ceded premiums written		(55,414)	(37,452)	(664,084)	(503,180)	(573,234)	(502,970)
Net premiums written		183,686	123,525	74,161	26,881	194,444	138,020
Direct premiums earned		196,294	165,001	542,579	481,849	651,967	590,515
Assumed premiums earned		25,655	360	113,265	526	30,249	0
Gross Premiums Earned		221,949	165,361	655,844	482,375	682,216	590,515
Ceded premiums earned		(169,950)	(124,897)	(472,275)	(362,109)	(500,161)	(410,253)
Net premiums earned	$ 433,300	$ 51,999	$ 40,464	$ 183,569	$ 120,266	$ 182,055	$ 180,262